Related Party Transactions (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accounts payable - related parties	$ 36,080		$ 36,080		$ 44,219	$ 9,638
Legal Fee [Member]
Expense recognized					197,609
Expense recognized unpaid amounts					32,018
Officer and directors [Member] | Management Fee [Member]
Fees paid or due to related party	3,000	0	6,000	0	49,097	43,298
Officer and directors [Member] | Legal Fee [Member]
Fees paid or due to related party			82,185	62,439
Directors [Member] | Legal Fee [Member]
Fees paid or due to related party	$ 27,820	$ 38,974			$ 165,591	$ 72,503